NATIONWIDE(R) INVESTOR DESTINATIONS SERIES

Prospectus


March 1, 2001
(as revised July 11, 2001)


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

- Nationwide Investor Destinations Aggressive Fund

- Nationwide Investor Destinations Moderately Aggressive Fund

- Nationwide Investor Destinations Moderate Fund

- Nationwide Investor Destinations Moderately Conservative Fund

- Nationwide Investor Destinations Conservative Fund

         TABLE OF CONTENTS

FUND SUMMARIES..........................    2
Investment Objective....................    3
Principal Strategies....................    3
Principal Risks.........................    5
Performance.............................    7
Fees and Expenses.......................    8

MORE ABOUT THE FUNDS....................   11
Purpose of the Investor Destinations
  Series................................   11
Principal Investment Strategies.........   11
Other Investment Techniques.............   15

MANAGEMENT..............................   16
Investment Adviser......................   16

BUYING, SELLING AND EXCHANGING FUND
  SHARES................................   17
Choosing a Share Class..................   17
Buying Shares...........................   18
Selling Shares..........................   21
Distribution Plan.......................   23
Exchanging Shares.......................   23

DISTRIBUTIONS AND TAXES.................   25
Distributions of Income Dividends.......   25
Distributions of Capital Gains..........   25
Reinvesting Distributions...............   25
State and Local Taxes...................   25
Selling Fund Shares.....................   25
Exchanging Fund Shares..................   25

FINANCIAL HIGHLIGHTS....................   26

ADDITIONAL INFORMATION...........  BACK COVER

         FUND SUMMARIES
This Prospectus provides information about the Nationwide Investor Destinations Series (together, the "Funds") of Nationwide Mutual Funds. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 11. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summaries contain a discussion of the general risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT SHARE CLASSES

Each Fund has four different share classes -- Class A, Class B, Class C and Service Class shares, but currently only Service Class shares are offered for sale. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares -- Choosing a Share Class" beginning on page 17.

ABOUT EACH FUND GENERALLY

Each Fund is designed to provide an asset allocation option corresponding to different investment goals. Each Fund will invest primarily in other mutual funds which represent each asset class in its target allocation.

This Prospectus includes information on the following Funds:

  Nationwide Investor Destinations Aggressive Fund (formerly Investor
     Destinations Aggressive Fund)

  Nationwide Investor Destinations Moderately Aggressive Fund (formerly Investor
     Destinations Moderately Aggressive Fund)

  Nationwide Investor Destinations Moderate Fund (formerly Investor Destinations
     Moderate Fund)

  Nationwide Investor Destinations Moderately Conservative Fund (formerly
     Investor Destinations Moderately Conservative Fund)

  Nationwide Investor Destinations Conservative Fund (formerly Investor
     Destinations Conservative Fund)

INVESTMENT OBJECTIVE

The investment objective of each Fund is to maximize total investment return. Each Fund will seek this objective through the principal strategies described below.

PRINCIPAL STRATEGIES

THE INVESTOR DESTINATIONS SERIES ARE DESIGNED TO PROVIDE DIVERSIFICATION ACROSS SEVERAL MAJOR ASSET CLASSES OVER TIME: U.S. STOCKS (LARGE CAP, MID CAP AND SMALL CAP STOCKS), INTERNATIONAL STOCKS, BONDS AND SHORT-TERM INVESTMENTS. Each Fund in the Investor Destinations Series invests in different combinations of mutual funds (Underlying Funds) and short-term investments as shown below.

The Funds will invest in Underlying Funds which typically invest in stocks, bonds, or other securities with the goal of matching a specific stock or bond index. Each Fund has a target allocation mix of investments in the six asset classes shown below. The portfolio management team monitors each Fund's holdings and cash flow and will adjust a Fund's asset allocation within the target allocation to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in a Fund's asset allocation.

Set forth below are the six asset classes in which the Funds will invest and the Underlying Funds and short-term investments which the portfolio management team has chosen to represent each asset class.

     Asset Class               Underlying Investments
------------------------------------------------------------
U.S. STOCKS
  LARGE CAP STOCKS      NATIONWIDE S&P 500 INDEX FUND. The
                        Nationwide S&P 500 Index Fund seeks
                        to track the S&P 500 Index, a widely
                        recognized index maintained by
                        Standard & Poor's that includes 500
                        U.S. large-cap stocks.
  MID CAP STOCKS        VARIOUS MID CAP INDEX FUNDS WHICH
                        MAY INCLUDE THE NATIONWIDE MID CAP
                        MARKET INDEX FUND. The Nationwide
                        Mid Cap Market Index Fund seeks to
                        track the S&P Mid-Cap 400 Index,
                        which includes 400 common stocks
                        issued by U.S. mid-capitalization
                        companies.

     Asset Class               Underlying Investments
------------------------------------------------------------
  SMALL CAP STOCKS      VARIOUS SMALL CAP INDEX FUNDS WHICH
                        MAY INCLUDE THE NATIONWIDE SMALL CAP
                        INDEX FUND. The Nationwide Small Cap
                        Index Fund seeks to track the
                        Russell 2000 Index, which includes
                        2000 common stocks issued by smaller
                        U.S. capitalization companies.
 ............................................................
INTERNATIONAL STOCKS    VARIOUS INTERNATIONAL INDEX FUNDS
                        WHICH MAY INCLUDE THE NATIONWIDE
                        INTERNATIONAL INDEX FUND. The
                        Nationwide International Index Fund
                        seeks to track the Morgan Stanley
                        International Europe, Australasia
                        and Far East Index, which includes
                        stocks of companies located, or
                        whose stocks are traded on exchanges
                        in, 20 European and Pacific Basin
                        countries.
 ............................................................
BONDS                   VARIOUS BOND INDEX FUNDS WHICH MAY
                        INCLUDE THE NATIONWIDE BOND INDEX
                        FUND. The Nationwide Bond Index Fund
                        seeks to track the Lehman Brothers
                        Aggregate Bond Index, which includes
                        a broad-based mix of U.S.
                        investment-grade bonds with
                        maturities greater than one year.
 ............................................................
SHORT-TERM INVESTMENTS  NATIONWIDE MORLEY ENHANCED INCOME
                        FUND. The Nationwide Morley Enhanced
                        Income Fund seeks to provide a high
                        level of current income while
                        preserving capital and minimizing
                        market fluctuations in an investor's
                        account value by investing in
                        high-grade debt securities.
                        NATIONWIDE MONEY MARKET FUND.
                        The Nationwide Money Market Fund
                        seeks as high a level of current
                        income as is consistent with the
                        preservation of capital and
                        maintenance of liquidity by
                        investing in money market
                        obligations.
                        NATIONWIDE CONTRACT. The Nationwide
                        Contract is a non-registered fixed
                        interest contract issued by
                        Nationwide Life Insurance Company
                        and has a stable principal value.

---------------

The Funds are limited in the amount that they can invest in the Nationwide Mid Cap Market Index Fund, the Nationwide Small Cap Index Fund, the Nationwide International Index Fund and the Nationwide Bond Index Fund by regulatory requirements. Therefore, the Funds may invest in other index

         Fund Summaries

funds with similar strategies if the Funds' investments in these Nationwide Index Funds reach their maximum limits. See "Structure of the Funds" on page 12 for a further description of the structure of the Funds. Even if those limits are not reached, the Funds may also invest in other mutual funds chosen to complement the Nationwide Funds and to further diversify each Fund.

The Underlying Funds and short-term investments in which the Funds invest may be changed at any time based on the portfolio management team's judgement.

Below are the specific target allocations for each Fund.

NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND (THE AGGRESSIVE FUND)

The Aggressive Fund will pursue its goal of maximizing total investment return primarily by seeking growth of capital. The Aggressive Fund's allocation focuses on stock investments, both U.S. and international. The Aggressive Fund is generally appropriate for aggressive investors comfortable with risk, investors with long time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

             Asset Classes                 Target Allocation Mix
----------------------------------------------------------------
U.S. Stocks                                          65%
    Large Cap Stocks                40%
    Mid Cap Stocks                  15%
    Small Cap Stocks                10%
 ................................................................
International Stocks                                 30%
 ................................................................
Bonds                                                 5%
 ................................................................
TOTAL ALLOCATION                                    100%

For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND (THE MODERATELY AGGRESSIVE FUND)

The Moderately Aggressive Fund will pursue its goal of maximizing total investment return primarily by seeking growth of capital, but also income. The Moderately Aggressive Fund's allocation is weighted toward stock investments, while including some bonds and short-term investments to reduce volatility. The Moderately Aggressive Fund is generally appropriate for aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

             Asset Classes                 Target Allocation Mix
----------------------------------------------------------------
U.S. Stocks                                          55%
    Large Cap Stocks                35%
    Mid Cap Stocks                  15%
    Small Cap Stocks                 5%
 ................................................................
International Stocks                                 25%
 ................................................................
Bonds                                                15%
 ................................................................
Short-Term Investments                                5%
 ................................................................
TOTAL ALLOCATION                                    100%

For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND (THE MODERATE FUND)

The Moderate Fund will pursue its goal of maximizing total investment return by seeking growth of capital and income. The Moderate Fund's allocation is weighted toward stock investments while including a substantial portion in bonds and short-term investments to add income and reduce volatility. The Moderate Fund is generally appropriate for investors who have a lower tolerance for risk than more aggressive investors and are seeking both growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns. Shorter term allocation may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

             Asset Classes                 Target Allocation Mix
----------------------------------------------------------------
U.S. Stocks                                          45%
    Large Cap Stocks                30%
    Mid Cap Stocks                  10%
    Small Cap Stocks                 5%
 ................................................................
International Stocks                                 15%
 ................................................................
Bonds                                                25%
 ................................................................
Short-Term Investments                               15%
 ................................................................
TOTAL ALLOCATION                                    100%

For more information about the Fund's investment strategy, please read "More About the Funds" and "Principal Investment Strategies."

NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND (THE MODERATELY CONSERVATIVE FUND)

The Moderately Conservative Fund will pursue its goal of maximizing total investment return by seeking income and, secondarily, long term growth of capital. The Moderately Conservative Fund's allocation is weighted toward bond investments and short-term investments while including substantial stock investments for long term growth. The Moderately Conservative Fund is generally appropriate for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some market volatility in exchange for greater potential income and growth. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

             Asset Class                 Target Allocation Mix
--------------------------------------------------------------
U.S. Stocks                                        30%
    Large Cap Stocks              20%
    Mid Cap Stocks                10%
 ..............................................................
International Stocks                               10%
 ..............................................................
Bonds                                              35%
 ..............................................................
Short-Term Investments                             25%
 ..............................................................
TOTAL ALLOCATION                                  100%

For more information about the Fund's investment strategy, please read "More About the Funds" and "Principal Investment Strategies."

NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND (THE CONSERVATIVE FUND)

The Conservative Fund will pursue its goal of maximizing total investment return by seeking income and, secondarily, long term growth of capital. The Conservative Fund's allocation focuses on bonds and short-term investments while including some stock investments for long-term growth. The Conservative Fund is generally appropriate for investors who have a low tolerance for risk and whose primary goal is income, who have a short time horizon, or who are not willing to accept much risk, but still seek a small amount of growth. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

            Asset Classes                Target Allocation Mix
--------------------------------------------------------------
U.S. Stocks                                        15%
    Large Cap Stocks              10%
    Mid Cap Stocks                 5%
 ..............................................................
International Stocks                                5%
 ..............................................................
Bonds                                              35%
 ..............................................................
Short-Term Investments                             45%
 ..............................................................
TOTAL ALLOCATION                                  100%

For more information about the Fund's investment strategy, please read "More About the Funds" and "Principal Investment Strategies."

PRINCIPAL RISKS

Because the value of your investment in a Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

FUND RISK

PERFORMANCE RISK. The assets of each Fund are invested in Underlying Funds and short-term investments, which means that the investment performance of each Fund is directly related to the investment performance of these underlying investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the underlying investments and the ability of an underlying investment to meet its own investment objective. It is possible that an underlying investment will fail to execute its investment strategies effectively. As a result, an underlying investment may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment

         Fund Summaries

objective of any Fund or any underlying investment will be achieved.

ASSET ALLOCATION RISK. Because the Underlying Funds and short-term investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation. As described below, each Fund is subject in varying degrees to stock market risk, bond market risk (primarily interest rate risk and credit risk), selection risk, non-diversified fund risk, the risk of inflation and foreign risk.

RISKS OF THE UNDERLYING INVESTMENTS

The following are risks applicable to the underlying investments and the corresponding asset classes. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. For example, the Aggressive Fund, the Moderately Aggressive Fund and the Moderate Fund will be more impacted by stock market risk because more of their assets will be invested in U.S. and International Stocks while the Moderately Conservative Fund and the Conservative Fund will be more impacted by credit risk and interest rate risk because more of their assets will be invested in debt securities.

GENERAL RISKS

SELECTION RISK (ALL ASSET CLASSES). Selection risk is the risk that an index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.

NON-DIVERSIFIED FUND RISK (ALL ASSET CLASSES EXCEPT SHORT-TERM
INVESTMENTS). Generally, index funds are non-diversified funds which means that each may invest more of its assets in fewer companies than if it were a diversified fund. By concentrating more assets in a smaller number of investments, an Underlying Fund's risk is increased because some investments have a greater effect on the Underlying Fund's performance. This helps the Underlying Fund's performance when its investments are successful, but also hurts the Underlying Fund's performance when its investments are unsuccessful.

RISKS OF U.S. STOCKS AND INTERNATIONAL STOCKS

STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). Stock market risk is the risk that a Fund could lose value if the individual stocks in which the Underlying Funds have invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID/SMALL CAP RISK (MID CAP STOCKS AND SMALL CAP STOCKS). To the extent an Underlying Fund invests in securities of small capitalization companies, such Underlying Funds investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK (INTERNATIONAL STOCKS). To the extent an Underlying Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

RISKS OF BONDS

INTEREST RATE RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Securities in which an Underlying Fund or short-term investment will invest, will generally be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

 Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

INFLATION RISK AND LIQUIDITY RISK. There is also inflation risk, which affects the value of fixed-rate investments such as debt securities. If an Underlying Fund buys debt securities when inflation and interest rates are low, the value of these debt securities could fall as inflation rises. This could happen as investors find debt securities with lower interest rates less attractive than debt securities that pay higher interest rates. Underlying Funds and the short-term investments may be also subject to liquidity risk, which is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

RISKS OF SHORT-TERM INVESTMENTS.

The risks that apply to bonds, as described above, also apply to short-term investments, but to a lesser degree. This is because the short-term investments are investing in shorter-term and often higher quality investments.

PERFORMANCE

No performance information is provided because the Funds did not commence operations until March 31, 2000.

         Fund Summaries

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Currently only Service Class shares are available.

FEE TABLE -- SERVICE CLASS SHARES(1)

Shareholder Fees (fees                Moderately               Moderately
paid directly from your  Aggressive   Aggressive   Moderate   Conservative   Conservative
      investment)           Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Maximum Sales Charge         None         None        None         None           None
(Load) Imposed on
Purchases (as a
percentage of offering
price)
 .........................................................................................
Maximum Deferred Sales       None         None        None         None           None
Charge (Load) (as a
percentage of offering
or sale price,
whichever is less

Annual Fund Operating
Expense (expenses that               Moderately               Moderately
are deducted from Fund  Aggressive   Aggressive   Moderate   Conservative   Conservative
       assets)             Fund         Fund        Fund         Fund           Fund
----------------------------------------------------------------------------------------
Management Fees            0.13%        0.13%        0.13%       0.13%           0.13%
 ........................................................................................
Distribution and/or        0.25%        0.25%        0.25%       0.25%           0.25%
Service (12b-1) Fees
 ........................................................................................
Other Expenses            56.26%       66.38%      114.45%      32.46%         154.36%
----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND         56.64%       66.76%      114.83%      32.84%         154.74%
OPERATING EXPENSES
 ........................................................................................
AMOUNT OF FEE             56.03%       66.15%      114.22%      32.23%         154.13%
WAIVERS/EXPENSE
REIMBURSEMENTS
----------------------------------------------------------------------------------------
NET EXPENSES AFTER         0.61%        0.61%        0.61%       0.61%           0.61%
WAIVERS(2)

---------------
(1) The Annual Fund Operating Expenses shown for the Funds do not include the expenses of the Underlying Funds which range from 0.00% to 1.04% before fee waivers and expense limitations (0.00% to 0.60% after fee waivers and expense limitations). Each Fund will bear a proportionate share of the applicable expenses of the Underlying Funds as determined by its asset allocation mix.

(2) VMF, the Funds' investment adviser, and the Funds have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Funds are authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. Each Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

FEE TABLE -- CLASS A SHARES(1)

Shareholder Fees (2) (fees               Moderately               Moderately
 paid directly from your    Aggressive   Aggressive   Moderate   Conservative   Conservative
       investment)             Fund         Fund        Fund         Fund           Fund
--------------------------------------------------------------------------------------------
Maximum Sales Charge           5.75%        5.75%       5.75%        5.75%          5.75%
(Load) Imposed on
Purchases (as a percentage
of offering price)(3)
 ............................................................................................
Maximum Deferred Sales          None         None        None         None           None
Charge (Load) (as a
percentage of offering or
sale price, whichever is
less)(4)

 Annual Fund Operating
Expenses (expenses that               Moderately               Moderately
are deducted from Fund   Aggressive   Aggressive   Moderate   Conservative   Conservative
        assets)             Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Management Fees              0.13%        0.13%       0.13%        0.13%          0.13%
 .........................................................................................
Distribution and/or          0.25%        0.25%       0.25%        0.25%          0.25%
Service (12b-1) Fees
 .........................................................................................
Other Expenses             393.92%      395.72%     392.53%      438.11%        441.59%
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND          394.30%      396.10%     392.91%      438.49%        441.97%
OPERATING EXPENSES
 .........................................................................................
AMOUNT OF FEE              393.59%      395.39%     392.20%      437.78%        441.26%
WAIVERS/EXPENSE
REIMBURSEMENTS
-----------------------------------------------------------------------------------------
NET EXPENSES AFTER           0.71%        0.71%       0.71%        0.71%          0.71%
WAIVERS(5)

---------------
(1) The Annual Fund Operating Expenses shown for the Funds do not include the expenses of the Underlying Funds which range from 0.00% to 1.04% before fee waivers and expense limitations (0.00% to 0.60% after fee waivers and expense limitations). Each Fund will bear a proportionate share of the applicable expenses of the Underlying Funds as determined by its asset allocation mix.

(2) If you buy and sell shares through a broker or other financial intermediary they may also charge you a separate transaction fee.

(3) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C Sales Charges."

(4) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without sales charges.

(5) VMF, the Funds' investment adviser, and the Funds have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Funds are authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. Each Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

FEE TABLE -- CLASS B SHARES(1)

Shareholder Fees (fees                Moderately               Moderately
paid directly from your  Aggressive   Aggressive   Moderate   Conservative   Conservative
      investment)           Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Maximum Sales Charge         None         None        None         None           None
(Load) Imposed on
Purchases (as a
percentage of offering
price)
 .........................................................................................
Maximum Deferred Sales   5.00%(2)     5.00%(2)     5.00%(2)    5.00%(2)       5.00%(2)
Charge (Load) (as a
percentage of offering
or sale price,
whichever is less)

 Annual Fund Operating
Expenses (expenses that               Moderately               Moderately
are deducted from Fund   Aggressive   Aggressive   Moderate   Conservative   Conservative
        assets)             Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Management Fees             0.13%        0.13%       0.13%        0.13%          0.13%
 .........................................................................................
Distribution and/or         1.00%        1.00%       1.00%        1.00%          1.00%
Service (12b-1) Fees
 .........................................................................................
Other Expenses            392.27%      396.35%     392.38%      438.48%        442.00%
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND         393.40%      397.48%     393.51%      439.61%        443.13%
OPERATING EXPENSES
 .........................................................................................
AMOUNT OF FEE WAIVED      392.09%      396.17%     392.20%      438.30%        441.82%
EXPENSE REIMBURSEMENTS
-----------------------------------------------------------------------------------------
NET EXPENSES AFTER          1.31%        1.31%       1.31%        1.31%          1.31%
WAIVERS(3)

---------------
(1) The Annual Fund Operating Expenses shown for the Funds do not include the expenses of the Underlying Funds which range from 0.00% to 1.04% before fee waivers and expense limitations (0.00% to 0.60% after fee waivers and expense limitations). Each Fund will bear a proportionate share of the applicable expenses of the Underlying Funds as determined by its asset allocation mix.

(2) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares."

(3) VMF, the Funds' investment adviser, and the Funds have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Funds are authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. Each Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

FEE TABLE -- CLASS C SHARES(1)

Shareholder Fees (fees                Moderately               Moderately
paid directly from your  Aggressive   Aggressive   Moderate   Conservative   Conservative
      investment)           Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Maximum Sales Charge        1.00%        1.00%       1.00%        1.00%          1.00%
(Load) Imposed on
Purchases (as a
percentage of offering
price)
 .........................................................................................
Maximum Deferred Sales   1.00%(2)     1.00%(2)     1.00%(2)    1.00%(2)       1.00%(2)
Charge (Load) (as a
percentage of offering
or sale price,
whichever is less)

 Annual Fund Operating
Expenses (expenses that               Moderately               Moderately
are deducted from Fund   Aggressive   Aggressive   Moderate   Conservative   Conservative
        assets)             Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Management Fees             0.13%        0.13%       0.13%        0.13%          0.13%
 .........................................................................................
Distribution and/or         1.00%        1.00%       1.00%        1.00%          1.00%
Service (12b-1) Fees
 .........................................................................................
Other Expenses            392.27%      396.35%     392.38%      438.48%        442.00%
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND         393.40%      397.48%     393.51%      439.61%        443.13%
OPERATING EXPENSES
 .........................................................................................
AMOUNT OF FEE WAIVED      392.09%      396.17%     392.20%      438.30%        441.82%
EXPENSE REIMBURSEMENTS
-----------------------------------------------------------------------------------------
NET EXPENSES AFTER          1.31%        1.31%       1.31%        1.31%          1.31%
WAIVERS(3)

---------------
(1) The Annual Fund Operating Expenses shown for the Funds do not include the expenses of the Underlying Funds which range from 0.00% to 1.04% before fee waivers and expense limitations (0.00% to 0.60% after fee waivers and expense limitations). Each Fund will bear a proportionate share of the applicable expenses of the Underlying Funds as determined by its asset allocation mix.

(2) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(3) VMF, the Funds' investment adviser, and the Funds have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Funds are authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. Each Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

         Fund Summaries

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers in place.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------
Aggressive Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994
Moderately Aggressive
Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994
Moderate Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994
Moderately Conservative
Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994
Conservative Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994

You would pay the following expenses on the same investment if you did not sell your shares:(2)

                          1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------
Aggressive Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098
Moderately Aggressive
Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098
Moderate Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098
Moderately Conservative
Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098
Conservative Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098

---------------
(1) In addition to the Expense limitations in place through February 28, 2002 and listed in "Net Expenses After Waiver" in the table above, VMF has entered in to a written contract limiting expenses to not more than 4% for a nine-year period beginning March 1, 2002. This limit is reflected in the 3 year, 5 year and 10 year examples above. Additional expense limitations may be put in place in the future.

(2) Expenses paid on the same investment in Class A and Service Class shares do not change whether or not you sell your shares.

         MORE ABOUT THE FUNDS

PURPOSE OF THE INVESTOR DESTINATIONS SERIES

The Funds are designed:

  - To help achieve an investor's retirement savings objectives through asset allocation.
  - To maximize long-term total returns at an acceptable level of risk.
  - To allow for easy asset allocation.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances. Through exchanges among the Funds, investors can adjust their investment strategies when one or more of these factors change. Most investors usually move into more conservatively managed Funds as they near retirement or other investment goals.

PRINCIPAL INVESTMENT STRATEGIES

The Investor Destinations Series are designed to provide diversification across major asset classes over time as described in the Fund Summaries.

Set forth below is each Fund's target allocation for its underlying investments. Actual allocation may vary over short periods; however, the strategy should generally approximate the target allocation.

                                   Moderately             Moderately
     Underlying        Aggressive  Aggressive  Moderate  Conservative  Conservative
     Investments          Fund        Fund       Fund        Fund          Fund
-----------------------------------------------------------------------------------
U.S. STOCKS:
 ...................................................................................
Nationwide S&P 500
  Index Fund                  40%         35%       30%           20%           10%
 ...................................................................................
Mid Cap Index Funds           15%         15%       10%           10%            5%
 ...................................................................................
Small Cap Index Funds         10%          5%        5%            0%            0%
 ...................................................................................
INTERNATIONAL STOCKS:
 ...................................................................................
International Index
  Funds                       30%         25%       15%           10%            5%
 ...................................................................................
BONDS:
 ...................................................................................
Bond Index Funds               5%         15%       25%           35%           35%
 ...................................................................................
SHORT-TERM
INVESTMENTS:
 ...................................................................................
Morley Enhanced
  Income Fund                  0%        2.5%      7.5%         12.5%         22.5%
 ...................................................................................
Nationwide Money
  Market Fund                  0%          0%        0%            0%            0%
 ...................................................................................
Nationwide Contract:           0%        2.5%      7.5%         12.5%         22.5%
 ...................................................................................
TOTAL ALLOCATION             100%        100%      100%          100%          100%

         More About the Funds

STRUCTURE OF THE FUNDS. As discussed above, each of the Investor Destinations Series invests in Underlying Funds and short-term investments. The following is a chart showing the asset classes in which the Funds invest and the corresponding underlying investments:

[INVESTOR DESTINATION FUNDS INVESTMENT CHART]

MORE ABOUT CERTAIN NATIONWIDE FUNDS -- FEEDER FUNDS. Each of the Nationwide Mid Cap Market Index, Nationwide Small Cap Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund is considered a "feeder fund" because instead of purchasing securities directly, each invests in a "master fund," which has an identical objective. Each feeder fund currently invests in a master series of the Quantitative Master Series Trust (a QMST Master Series). Each QMST Master Series is advised by Fund Asset Management, L.P., a party unrelated to Nationwide Mutual Funds and VMF. Under Securities and Exchange Commission rules, the Funds are limited in the amounts that they may invest indirectly in each QMST Master Series. Although the Funds will first invest in the Nationwide Funds, each Fund will invest in other index funds when maximum limitations in these feeder funds have been reached. This will allow them to maintain the target allocation of each Fund.

ASSET CLASSES AND UNDERLYING INVESTMENTS OF THE FUNDS


The asset classes present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in an asset class. Please refer to "Risks of the Underlying Investments" on page 6, for a discussion of some of these risks. Additional information about the investment strategies and the risks of the Funds is included above and in the Statement of Additional Information (SAI).


An investor generally could invest in an Underlying Fund directly. Because an investor is investing indirectly through the Investor Destinations Series, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees) as well as the expenses of the Fund. The Underlying Funds, Nationwide Money Market Fund and Nationwide Morley Enhanced Income Fund will not charge any sales load when selling shares to the Funds. There is also no sales charge on the Nationwide Contract.

The following is a description of the underlying investments for each asset class. Each Fund may invest in these underlying investments as provided in its target allocation mix as permitted by regulatory limitations.

U.S. STOCKS -- LARGE CAP STOCKS

NATIONWIDE S&P 500 INDEX FUND. The Nationwide S&P 500 Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the

Standard & Poor's 500(1) Composite Stock Price Index. The S&P 500 is a marketed-weighted index composed of 500 selected common stocks chosen by Standard & Poor's (S&P) based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.

The S&P 500 Index Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. The S&P 500 Index Fund will be substantially invested in securities in the S&P 500, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the S&P 500.

The S&P 500 Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. Because the Fund seeks to invest in assets whose performance matches the performance of the S&P 500, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The Fund may also engage in securities lending.

U.S. STOCKS -- MID CAP STOCKS

The Funds may invest in the Nationwide Mid Cap Market Index Fund. The Nationwide Mid Cap Market Index Fund seeks to match the performance of the Standard & Poor's Mid Cap 400 Index (S&P 400) as closely as possible before the deduction of Fund expenses. The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is a market-weighted index and is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks.

The Mid Cap Market Index Fund invests in the common stocks in the S&P 400 in roughly the same proportions as their weightings in the S&P 400 and in derivative instruments linked to the S&P 400. The Mid Cap Market Index Fund does not necessarily invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400. At those times, the Mid Cap Market Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 400 as a whole. Because the Mid Cap Market Index Fund seeks to invest in assets whose performance matches the performance of the Russell 2000, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.

As a feeder fund, Nationwide Mid Cap Market Index Fund invests in a QMST Master Series with the characteristics described above.

The Funds may also invest in other mid cap index funds which seek to match the performance of the S&P 400.

U.S. STOCKS -- SMALL CAP STOCKS

The Funds may invest in the Nationwide Small Cap Index Fund. The Nationwide Small Cap Index Fund seeks to match the performance of the Russell 2000 Index (Russell 2000) as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses. The Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Small Cap Index Fund does not necessarily invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Small Cap Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. Because the Small Cap Index Fund seeks to invest in assets whose performance matches the performance of the Russell 2000, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Small Cap Index Fund may also engage in securities lending.

As a feeder fund, Nationwide Small Cap Index Fund invests in a QMST Master Series with the characteristics described above.

The Funds may also invest in other small cap index funds which seek to match the performance of the Russell 2000.

---------------

(1) "Standard & Poor's", "S&P", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information (SAI).

         More About the Funds

INTERNATIONAL STOCKS

The Funds may invest in the Nationwide International Index Fund. The Nationwide International Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE Index) as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE index are selected from among the larger capitalization companies in these markets. The weighting of the EAFE index is based on the market capitalization of each of the countries in the index.

The International Index Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The International Index Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The International Index Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. Because the International Fund seeks to invest in assets whose performance matches the performance of the EAFE Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The International Index Fund may also engage in securities lending.

As a feeder fund, Nationwide International Index Fund invests in a QMST Master Series with the characteristics described above.

The Funds may also invest in other international index funds which seek to match the performance of the EAFE Index.

BONDS

The Funds may invest in the Nationwide Bond Index Fund. The Nationwide Bond Index Fund seeks to match the performance of the Lehman Brothers Aggregate Bond Index (Aggregate Bond Index) as closely as possible before the deduction of Bond Index Fund expenses. The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds of different types.

The Bond Index Fund invests in a statistically selected sample of bonds that are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index. The Bond Index Fund may not invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Bond Index Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks in the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of dollar-denominated investment grade bonds, including bonds issued by the U.S. Government and foreign governments and their agencies, and bonds issued by the U.S. or foreign companies, among others. Because the Bond Index Fund seeks to invest in assets whose performance matches the performance of the Aggregate Bond Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Bond Index Fund may also engage in securities lending.

As a feeder fund, Nationwide Bond Index Fund invests in a QMST Master Series with the characteristics described above.

The Funds may also invest in other bond index funds which seek to match the performance of the Aggregate Bond Index.

SHORT-TERM INVESTMENTS

EACH FUND MAY INVEST IN THE FOLLOWING SHORT-TERM INVESTMENTS:

NATIONWIDE MORLEY ENHANCED INCOME FUND. The Nationwide Morley Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor's account value. To achieve its goals, under normal market conditions, the Enhanced Income Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Enhanced Income Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Enhanced Income Fund invests pay interest on either a fixed-rate or variable-rate basis. The Enhanced Income Fund will be managed so that its duration will not exceed two years. The Enhanced Income Fund may also enter into futures or options contracts solely for the purpose of adjusting the duration of the Fund to minimize fluctuation of the Fund's market value.

Depending on market conditions, the Enhanced Income Fund may also enter into book value maintenance agreements (wrap contracts) with one or more highly rated financial institutions for the purpose of maintaining some of the Enhanced Income Fund's assets at a stable book value.

When selecting securities for the Fund, the Enhanced Income Fund's portfolio managers will consider expected changes in interest rates and in the price relationships among various types of securities. They will attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Enhanced Income Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objectives of the Fund.

The Enhanced Income Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and the potential availability and use of wrap contracts will enable the Enhanced Income Fund to meet its investment objective of limited fluctuation of the Enhanced Income Fund's net asset value, although there can be no guarantee that the Fund will meet its objectives.

NATIONWIDE MONEY MARKET FUND. Nationwide Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks if they are denominated in U.S. dollars. The Nationwide Money Market Fund may also invest in floating-and adjustable-rate obligations and asset-backed commercial paper. Typically, the Nationwide Money Market Fund's dollar-weighted average maturity will be 90 days or less.

The Nationwide Money Market Fund invests in securities which its portfolio manager believes to have the best return potential. Because the Nationwide Money Market Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs to maintain target allocations and to take advantage of more favorable opportunities.

THE NATIONWIDE CONTRACT. Each of the Funds (except the Aggressive Fund) will invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and will pay each Fund holding a contract a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds holding a contract will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

OTHER INVESTMENT TECHNIQUES

The SAI contains additional information about the Funds, the Underlying Funds, and the short-term investments including other investment techniques. To obtain a copy of the SAI, see the back cover page of the Prospectus.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, certain Underlying Funds may invest up to 100% of its assets in cash or money market obligations. Should this occur, an Underlying Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

INVESTMENT ADVISER

Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. VMF was organized in 1999 and advises mutual funds. As of December 31, 2000, VMF and its affiliates had approximately $23.3 billion in assets under management.

VMF initially allocates each Fund's assets among the underlying investments as described above. VMF also monitors these allocations and the assumptions upon which they were made. VMF also monitors market conditions and other factors that could influence these allocations.

The annual management fee payable by the Funds to VMF, expressed as a percentage of the Funds' average daily net assets, is as follows:

                    Fund                         Fee
-----------------------------------------------------
The Aggressive Fund                              0.13%
 .....................................................
The Moderately Aggressive Fund                   0.13%
 .....................................................
The Moderate Fund                                0.13%
 .....................................................
The Moderately Conservative Fund                 0.13%
 .....................................................
The Conservative Fund                            0.13%

Each Fund, as a shareholder of the underlying investments, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying investments. VMF believes, and the Board of Trustees has determined, that the management fees paid by the Funds are for services that are in addition to -- not duplicative of -- the services provided to the underlying investments. These services include the asset allocation and monitoring functions provided by VMF.

Each Fund is managed by a team of portfolio managers and research analysts which is supervised by William H. Miller, Sr. Portfolio Manager and Interim Chief Investment Officer of VMF. The team, working closely with Mr. Miller, will determine how each Fund's assets will be invested in the underlying investments pursuant to the investment objective and policies of each Fund. Prior to July 1999 when Mr. Miller joined VMF, he held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager Delaware Management Company (1994-1997); and Vice President and Investment Manager, Rutherford Capital Management (1985-1994).

         BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

Currently, only Service Class shares, which are available to a limited group of institutional investors (as described below), are being sold. In the future, Class A, Class B and Class C shares may be sold.

The following sales charges will generally apply:

Front-end sales charge when you purchase:
  Class A shares
  Class C shares

Contingent Deferred Sales Charge (CDSC)(1):
  Class B shares if you sell your shares within six years of purchase Class C shares if you sell your shares within one year of purchase

No Sales Charges on Service Class shares


Sales charges are paid to the Funds' distributor (the Distributor), which either retains them or pays them to a selling representative. Nationwide Advisory Services, Inc. is currently the Funds' Distributor. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Funds' Distributor.


Class A, Class B, Class C, and Service Class shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A and Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.


If you want lower annual fund expenses, Class A shares (and Service Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Funds reserve the right to reject an order of $250,000 or more for Class B shares and $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.


For investors who are eligible to purchase Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares. Service Class shares are currently offered to tax deferred retirement plans either directly or through a group annuity contract.

WHEN CHOOSING A SHARE CLASS, CONSIDER THE FOLLOWING:


           Class A shares                           Class B shares                           Class C shares
-----------------------------------------------------------------------------------------------------------------------
Front-end sales charge means that a      No front-end sales charge, so your       Front-end sales charge means that a
portion of your initial investment       full investment immediately goes         portion of your initial investment
goes toward the sales charge, and is     toward buying shares                     goes toward the sales charge and is
not invested                                                                      not invested Front-end sales charge
                                                                                  on Class C is lower than Class A
 .......................................................................................................................
Reductions and waivers of the sales      No reductions of the CDSC available,     Like Class B shares, no reductions of
charge available                         but waivers available                    the CDSC are available, but waivers
                                                                                  are available
 .......................................................................................................................
Lower expenses than Class B and Class    Higher distribution and service fees     Higher distribution and service fees
C shares mean higher dividends per       than Class A shares mean higher fund     than Class A shares mean higher fund
share                                    expenses and lower dividends per         expenses and lower dividends per
                                         share                                    share
 .......................................................................................................................
Conversion features are not              After seven years, Class B shares        Unlike Class B shares, Class C shares
applicable                               convert into Class A shares, which       do not automatically convert into
                                         reduces your future fund expenses        another class
 .......................................................................................................................
No sales charge when shares are sold     CDSC if shares are sold within six       CDSC of 1% is applicable if shares
back to the Fund(1)                      years: 5% in the first year, 4% in       are sold in the first year after
                                         the second, 3% in the third and          purchase
                                         fourth years, 2% in the fifth, and 1%
                                         in the sixth year
 .......................................................................................................................
No maximum investment limit              Investments of $250,000 or more may      Investments of $1,000,000 or more may
                                         be rejected(2)                           be rejected(3)


---------------

(1) A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge.

(2) This limit was calculated based on a seven year holding period.

(3) This limit was calculated based on a one year holding period.

         Buying, Selling and Exchanging Fund Shares

BUYING SHARES

PURCHASE PRICE The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charges. A separate NAV is calculated for each class of shares of a Fund. Generally, the NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class of shares is determined by dividing the total market value of the securities owned by a Fund allocated to such class, less liabilities allocated to such class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.


MINIMUM INVESTMENTS --
CLASS A, CLASS B AND CLASS C SHARES

To open an account (per Fund)                                              $1000
 ................................................................................
Through the Automatic Asset
Accumulation plan
per transaction                                                              $25
 ................................................................................
Additional investments
(Per Fund)                                                                  $100
------------------------------------

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.

The Funds do not calculate NAV on the following days:

  - New Year's Day
  - Martin Luther King Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Christmas Day
  - other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine NAV when:

  - It has not received any orders to purchase, sell, or exchange shares.
  - Changes in the value of that Fund's portfolio do not affect the NAV.

If current prices are not available for a security, or if Villanova SA Capital Trust (VSA) as the Fund's administrator, or its agent, determines that a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's or an Underlying Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

CLASS A AND CLASS C SALES CHARGES

CLASS A SHARES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

                                                    Sales charge
                                   Sales charge       as % of
                                     as % of         net amount
Amount of purchase                offering price      invested
----------------------------------------------------------------
Less than $50,000                 5.75%             6.10%
 ................................................................
$50,000 to $99,999                4.50              4.71
 ................................................................
$100,000 to $249,999              3.50              3.63
 ................................................................
$250,000 to $499,999              2.50              2.56
 ................................................................
$500,000 to $999,999              2.00              2.04
 ................................................................
$1 million to $24,999,999         0.50              0.50
 ................................................................
$25 million or more               0.25              0.25

CLASS C SHARES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS A FINDERS' FEES

For certain sales of Class A shares at net asset value to employer sponsored retirement plans (other than those investing in the Funds through a variable insurance product), which are subject to a CDSC as described below, the Funds will pay a finder's fee to the dealer at the time of purchase. For the dealer to be eligible for the finder's fee, the following requirements apply:

  - The purchase of shares must be made by one employer-sponsored retirement plan within a twelve month period from the initial purchase of any Nationwide Mutual Funds (Nationwide Funds) Class A shares.
  - The purchase can be made in any combination of Nationwide Funds.

  - The employer sponsored plan will be subject to a CDSC for shares redeemed in any employer initiated redemption within the first three years of purchase (the applicable CDSC will be charged as described below).

If these conditions are met, a finder's fee will be paid on the purchase at the following rates:

  - 1.00% for sales of the Nationwide Funds of $1 million and more but less than $3 million.

  - 0.50% for sales of the Nationwide Funds of $3 million and more but less than $50 million.

  - 0.25% for sales of the Nationwide Funds of $50 million or more.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

  - AN INCREASE IN THE AMOUNT OF YOUR INVESTMENT. The table above shows how the sales charge decreases as the amount of your investment increases.

  - FAMILY MEMBER DISCOUNT. Members of your family who live at the same address can combine investments in the Nationwide Funds (except purchases of the Nationwide Money Market Fund), possibly reducing the sales charge.

  - LIFETIME ADDITIONAL DISCOUNT. You can add the value of any of the Nationwide Funds Class A shares you already own (except the Nationwide Money Market Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.

  - INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

  - NO SALES CHARGE ON A REPURCHASE. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

  - LETTER OF INTENT DISCOUNT. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Nationwide Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchasers:

  - Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
  - Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.

  - Any person who pays for the shares with the proceeds of one of the following:


    - Sales of non-Nationwide mutual fund shares


    - Sales of Class D shares of a Nationwide fund if the new fund purchased does not have Class D shares and Class A shares of a fund are purchased instead


    To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold,(2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).

  - Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.
  - Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts).
  - Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and

         Buying, Selling and Exchanging Fund Shares

    immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF and VSA and their affiliates.

  - Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperatives, Inc.).


Additional investors eligible for sales charge waivers may be found in the SAI.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When you buy shares, be sure to specify the class of shares. If you don't choose a class, your investment will be made in Class A shares. Eligible entities wishing to purchase Service Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases.

BY MAIL. Complete and mail the application with a check or money order made payable to: Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NATIONWIDE FUNDS NOW). Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use Nationwide Funds NOW to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be placed at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.nationwidefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NATIONWIDE FUNDS NOW                                              1-800-637-0012
Our customized voice-response system, available 24 hours a day, seven days a week

CUSTOMER SERVICE                                                  1-800-848-0920
Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Time (Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5:00 p.m. Eastern Time).

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING SHARES

You can sell or, in other words, redeem, your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Funds receive your properly completed order to sell in their offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

 Properly completed orders contain all necessary paperwork to authorize and complete the transaction.
 The Funds may require all account holder signatures, updated account registration and bank account information and depending on circumstances, a signature guarantee.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 10 business days from the date of your purchase.


A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.


Under extraordinary circumstances a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS ON SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if any emergency exists.

SIGNATURE GUARANTEE -- CLASS A, CLASS B, AND CLASS C SHARES

A signature guarantee is required under the following circumstances:

  - if your account address has changed within the last 10 business days, or
  - if the redemption check is made payable to anyone other than the registered shareholder, or
  - if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
  - if the proceeds are mailed to any address other than the address of record, or
  - if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:

                                                                              7 years
Sale within              1 year  2 years  3 years  4 years  5 years  6 years  or more
--------------------------------------------------------------------------------------
Sales charge               5%    4%       3%       3%       2%       1%       0%

All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge and for which a finder's fee has been paid (other than those

         Buying, Selling and Exchanging Fund Shares

investing in the Funds through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your Class C shares within the first year after you purchased them.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC you paid into your account. We will waive the CDSC if the Class B or Class C shares are sold following the death or disability of the shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawal from IRA account after age 70 1/2 years. For more information, see the SAI.

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer back to the section entitled "Signature
Guarantee -- Class A, Class B and Class C Shares" above. Eligible entities wishing to sell Service Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE (NATIONWIDE FUNDS NOW). Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use Nationwide Funds NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Time to learn the day's closing share price.

 CAPITAL GAINS TAXES
 If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and
 Taxes -- Selling Fund Shares" on page 25.

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request a check payable to the shareholder of record be mailed to the address of record. You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the Customer Service line at 1-800-848-0920. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and a Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want the Funds to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers or other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website www.nationwidefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods, as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES -- CLASS A, CLASS B AND CLASS C SHARES
We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts. For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN
In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits each class of the Funds to compensate the Distributor for expenses associated with distributing such shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES
Under the Distribution Plan, the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

                                                                 As a % of daily net
                         Class                                         assets
--------------------------------------------------------------------------------------------
Class A shares                                           0.25% (distribution or service fee)
 ............................................................................................
Class B shares                                           1.00% (0.25% service fee)
 ............................................................................................
Class C shares                                           1.00% (distribution or service fee)
 ............................................................................................
Service shares                                           0.25% (distribution or service fee)

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING SHARES
You can exchange the shares you own for shares of another Fund within Nationwide Funds (except the Nationwide Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the funds for Class A shares of any other fund within the Nationwide Funds, but you cannot exchange Class A shares for Class B, Class C or Service Class shares.

 CAPITAL GAINS TAXES
 Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes.
 Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see
 "Distributions and Taxes -- Exchanging Fund Shares" on page 25.

Generally, there is no sales charge for exchanges of Class B, Class C or Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange Prime Shares of the Nationwide Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A and Class B shares of the Fund. If you exchange Class B shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold shares in the Money Market Fund will not be counted

         Buying, Selling and Exchanging Fund Shares

for purposes of calculating any CDSC. If you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B (or certain Class A) shares, the time you held the Class B (or Class A) shares prior to the exchange will be counted for purposes of calculating the CDSC. Class C shares cannot be exchanged into Prime Shares of the Money Market Fund; therefore, you will pay any applicable CDSC at the time that you redeem Class C shares and purchase Prime Shares of the Money Market Fund.

The Board of Trustees has approved holding a shareholder meeting for the Prestige Balanced and Prestige International Funds; at the meeting, shareholders of each of these funds will be asked to approve its liquidation. Because it is anticipated that these funds will be liquidated shortly after shareholder approval is obtained, beginning March 1, 2001, you may no longer exchange into the Prestige Balanced or Prestige International Funds.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares -- How to place your purchase order" on page 20 or the back cover for contact information). If you make your request in writing, please be sure all account owners sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling Nationwide Funds NOW, our automated voice-response system, or by logging on to our website at www.nationwidefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE EXCHANGE ACTIVITY


The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Nationwide funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Nationwide fund if you have held those shares for less than 90 days (30 days for the Gartmore Growth 20 Fund):



                    Fund                      Exchange Fee
----------------------------------------------------------
Gartmore Emerging Markets Fund                    2.00%
 ..........................................................
Gartmore International Growth Fund                2.00%
 ..........................................................
Gartmore International Small Cap Growth Fund      2.00%
 ..........................................................
Gartmore Global Leaders Fund                      2.00%
 ..........................................................
Gartmore Global Technology and
  Communications Fund                             2.00%
 ..........................................................
Gartmore Growth 20 Fund                           2.00%
 ..........................................................
Gartmore Millennium Growth Fund                   1.50%
 ..........................................................
Gartmore Value Opportunities Fund                 1.50%
 ..........................................................
Nationwide Small Cap Fund                         1.50%



The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee will only apply to shares of the applicable funds purchased, or exchanged from, after June 18, 2001. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

         DISTRIBUTIONS AND TAXES
The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS OF INCOME DIVIDENDS

Every quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

If a Fund has net realized capital gains at the end of the calendar year (meaning the gains from sales of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. You may request a payment in cash in writing if distributions are in excess of $5. You may be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the applicable Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

CHANGING YOUR DISTRIBUTION OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certifications are not accurate, or as may otherwise be required under the Internal Revenue Code.)

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING FUND SHARES

Exchanging your shares of a Fund for another fund within the Nationwide Funds family for another fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

         FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of a Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual report, which is available upon request. Class C shares had not been offered to the public as of October 31, 2000.

                                                                    INVESTOR DESTINATIONS SERIES
                                                                        SERVICE CLASS SHARES
                                                --------------------------------------------------------------------
                                                                  PERIOD ENDED OCTOBER 31, 2000(a)
                                                --------------------------------------------------------------------
                                                                 MODERATELY                 MODERATELY
                                                CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                    FUND            FUND          FUND         FUND          FUND
                                                ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD            $ 10.00         $ 10.00       $ 10.00      $ 10.00       $ 10.00
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       0.24(+)         0.16(+)       0.11(+)      0.07(+)      (0.01)(+)
  Net realized and unrealized (loss)                (0.09)(+)       (0.14)(+)     (0.22)(+)    (0.47)(+)     (0.62)(+)
                                                  -------         -------       -------      -------       -------
     Total investment activities                     0.15            0.02         (0.11)       (0.40)        (0.63)
                                                  -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                             (0.15)          (0.12)        (0.07)       (0.01)           --
                                                  -------         -------       -------      -------       -------
     Total distributions                            (0.15)          (0.12)        (0.07)       (0.01)           --
                                                  =======         =======       =======      =======       =======
NET ASSET VALUE -- END OF PERIOD                  $ 10.00         $  9.90       $  9.82      $  9.59       $  9.37
Total Return (excluding sales charges)               1.57%(d)        0.18%(d)     (1.10)%(d)   (4.04)%(d)    (6.30)%(d)

RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)               $   492         $ 2,231       $   871      $   998       $ 1,410
  Ratio of expenses to average net assets            0.61%(b)        0.61%(b)      0.61%(b)     0.61%(b)      0.61%(b)
  Ratio of expenses to average net assets*         154.74%(b)       32.84%(b)    114.83%(b)    66.76%(b)     56.64%(b)
  Ratio of net investment income (loss) to
     average net assets                              4.32%(b)        2.85%(b)      2.04%(b)     1.23%(b)     (0.11)%(b)
  Portfolio turnover rate(c)                       449.16%(d)      425.17%(d)    366.93%(d)   270.89%(d)    253.64%(d)

---------------

(*) Ratios calculated as if no fees were waived and/or expenses reimbursed.

((+)) Calculated using average daily shares outstanding for the period.

(a) The Service Class shares commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

                                                                  INVESTOR DESTINATIONS SERIES
                                                                         CLASS A SHARES
                                              --------------------------------------------------------------------
                                                                PERIOD ENDED OCTOBER 31, 2000(a)
                                              --------------------------------------------------------------------
                                                               MODERATELY                 MODERATELY
                                              CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                  FUND            FUND          FUND         FUND          FUND
                                              ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD          $ 10.00         $ 10.00       $ 10.00      $ 10.00       $ 10.00
INVESTMENT ACTIVITIES:
  Net investment income (loss)                     0.23(+)         0.18(+)       0.11(+)      0.06         (0.02)
  Net realized and unrealized (loss)              (0.08)(+)       (0.17)(+)     (0.23)(+)    (0.47)        (0.65)
                                                -------         -------       -------      -------       -------
     Total investment activities                   0.15            0.01         (0.12)       (0.41)        (0.63)
                                                -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                           (0.16)          (0.12)        (0.07)          --            --
                                                -------         -------       -------      -------       -------
     Total distributions                          (0.16)          (0.12)        (0.07)          --            --
                                                -------         -------       -------      -------       -------
NET ASSET VALUE -- END OF PERIOD                $  9.99         $  9.89       $  9.81      $  9.59       $  9.37
                                                =======         =======       =======      =======       =======
Total Return (excluding sales charges)             1.49%(d)        0.10%(d)     (1.21)%(d)    (4.08)%(d)     6.30%(d)
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)             $    10         $    10       $    10      $    10       $     9
  Ratio of expenses to average net assets          0.71%(b)        0.71%(b)      0.71%(b)     0.71%(b)      0.71%(b)
  Ratio of expenses to average net assets*       441.97%(b)      438.49%(b)    392.91%(b)   396.10%(b)    394.30%(b)
  Ratio of net investment income (loss) to
     average net assets                            3.86%(b)        3.02%(b)      1.97%(b)     1.10%(b)      0.34%(b)
  Portfolio turnover rate(c)                     449.16%(d)      425.17%(d)    366.93%(d)   270.89%(d)    253.64%(d)

---------------

(*) Ratios calculated as if no fees were waived and/or expenses reimbursed.

((+)) Calculated using the average daily shares outstanding for the period.

(a) The Class A shares commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

         Financial Highlights

                                                                    INVESTOR DESTINATIONS SERIES
                                                                           CLASS B SHARES
                                                --------------------------------------------------------------------
                                                                  PERIOD ENDED OCTOBER 31, 2000(a)
                                                --------------------------------------------------------------------
                                                                 MODERATELY                 MODERATELY
                                                CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                    FUND            FUND          FUND         FUND          FUND
                                                ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD            $ 10.00         $ 10.00       $ 10.00      $ 10.00       $ 10.00
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       0.19(+)         0.14(+)       0.08(+)      0.03         (0.02)(+)
  Net realized and unrealized (loss)                (0.08)(+)       (0.17)(+)     (0.24)(+)    (0.47)        (0.65)(+)
                                                  -------         -------       -------      -------       -------
     Total investment activities                     0.11           (0.03)        (0.16)       (0.44)        (0.67)
                                                  -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                             (0.12)          (0.08)        (0.03)          --            --
                                                  -------         -------       -------      -------       -------
     Total distributions                            (0.12)          (0.08)        (0.03)          --            --
                                                  -------         -------       -------      -------       -------
NET ASSET VALUE -- END OF PERIOD                  $  9.99         $  9.89       $  9.81      $  9.56       $  9.33
                                                  =======         =======       =======      =======       =======
Total Return (excluding sales charges)               1.12%(d)       (0.26)%(d)    (1.61)%(d)   (4.40)%(d)    (6.70)%(d)

RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)               $    10         $    10       $    10      $    10       $     9
  Ratio of expenses to average net assets            1.31%(b)        1.31%(b)      1.31%(b)     1.31%(b)      1.31%(b)
  Ratio of expenses to average net assets*         443.13%(b)      439.61%(b)    393.51%(b)   397.48%(b)    393.40%(b)
  Ratio of net investment income (loss) to
     average net assets                              3.26%(b)        2.44%(b)      1.35%(b)     0.49%(b)     (0.28)%(b)
  Portfolio turnover rate(c)                       449.16%(d)      425.17%(d)    366.93%(d)   270.89%(d)    253.64%(d)

---------------

(*) Ratios calculated as if no fees were waived and/or expenses reimbursed.

((+)) Calculated using average daily shares outstanding for the period.

(a) The Class B shares commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance)

- Semi-Annual Reports (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Family of Funds
P.O. Box 1492
Columbus, Ohio 43216-1492
(614) 428-3278 (fax)

[Nationwide Logo]

FOR INFORMATION AND ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. -- 5 p.m. Eastern Time
(Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5 p.m. Eastern Time)).

FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)
Also visit the Nationwide Funds' website at www.nationwidefunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-08495

NATIONWIDE FAMILY OF FUNDS
P.O. BOX 1492
COLUMBUS, OHIO 43216-1492


HS-1277-7/01